Capital stock (Details Narrative) - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock shares unlimited		Unlimited	Unlimited	Unlimited
Preferred stock par value	$ 0	$ 0	$ 0	$ 0
Preferred stock shares issued	333,333	333,333	333,333	333,333
Common stock shares unlimited		Unlimited	Unlimited	Unlimited
Common stock, par value	$ 0	$ 0
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested shares	40,000
Share price	$ 5.15	5.15
Employee compensation	$ 206,000
Restricted Stock Units (RSUs) [Member] | Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested shares	12,000
Share price	$ 5.06	$ 5.06
Employee compensation	$ 60,720